Transactions with Related Parties: (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Other Liabilities	$ 1,792		$ 3,557
Other Receivables, Net, Current	0		79
Management and Directors Fees [Member]
Related Party Transaction [Line Items]
Other Liabilities	147		225
Consultancy fees	397	$ 395
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
Other Receivables, Net, Current	0		45
Iblea Ship Management Limited [Member]
Related Party Transaction [Line Items]
Other Liabilities	1,645		$ 3,332
Related Party Transaction, Amounts of Transaction	$ 1,955	$ 1,465